Debt	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt
6. Debt
Total debt of the Company, excluding film related obligations, was as follows:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$375.0	$—
Term Loan A	407.1	428.2
Term Loan B	822.3	831.7

Total corporate debt	1,604.4	1,259.9
Unamortized debt issuance costs	(11.7)	(16.3)

Total debt, net	1,592.7	1,243.6
Less current portion	(50.3)	(41.4)

Non-current portion of debt	$1,542.4	$1,202.2

Senior Credit Facilities (Revolving Credit Facility, Term Loan A and Term Loan B)
Revolving Credit Facility Availability of Funds
 & Commitment Fee
. The Revolving Credit Facility provides for borrowings and letters of credit up to an aggregate of $1.25 billion, and at December 31, 2023 there was $875.0 million available. However, borrowing levels are subject to certain financial covenants as discussed below. There were no letters of credit outstanding at December 31, 2023. The Company is required to pay a quarterly commitment fee on the Revolving Credit Facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the credit and guarantee agreement dated December 8, 2016, as amended (the “Credit Agreement”), on the total Revolving Credit Facility of $1.25 billion less the amount drawn.
Maturity Date:

•
Revolving Credit Facility
 & Term Loan A:
April 6, 2026. The outstanding amounts may become due on December 23, 2024 (i.e., 91 days prior to March 24, 2025) prior to its maturity on April 6, 2026 in the event that the aggregate principal amount of outstanding Term Loan B in excess of $250 million has not been repaid, refinanced or extended to have a maturity date on or after July 6, 2026. The Company expects to refinance and extend the maturity date of the Term Loan B prior to December 23, 2024 such that the maturity of the revolving credit facility and Term Loan A are not accelerated.

•	Term Loan B : March 24, 2025.
Interest:
In June 2023, the Company amended its Credit Agreement to replace the benchmark interest rate, U.S. dollar LIBOR, with the Secured Overnight Financing Rate (“SOFR”), due to the discontinuance of LIBOR, as further described below.

•
Revolving Credit Facility
 & Term Loan A:
As amended on June 14, 2023, the Revolving Credit Facility and term loan A facility due April 2026 (the “Term Loan A”) bear interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus 0.75%), with a SOFR floor of zero
(prior to the amendment, bore interest at LIBOR plus 1.75% margin, with a LIBOR floor of zero). The margin is subject to potential increases of up to 50 basis points (two (2) increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Credit Agreement (effective interest rate of 7.20% as of December 31, 2023, before the impact of interest rate swaps, see Note 16 for interest rate swaps).

•
Term Loan B:
As amended on June 14, 2023, the term loan B facility due March 2025 (the “Term Loan B”) bears interest at a rate per annum equal to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero (or an alternative base rate plus 1.25% margin) (prior to the amendment, bore interest at LIBOR plus 2.25% margin with a LIBOR floor of zero) (effective interest rate of 7.70% as of December 31, 2023, before the impact of interest rate swaps).

Required Principal Payments:

•
Term Loan A:
Quarterly principal payments, at quarterly rates of 1.25% beginning September 30, 2022, 1.75% beginning September 30, 2023, and 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.

•	Term Loan B: Quarterly principal payments at a quarterly rate of 0.25%, with the balance payable at maturity.
The Term Loan A and Term Loan B also require mandatory prepayments in connection with certain asset sales, subject to certain significant exceptions, and the Term Loan B is subject to additional mandatory repayment from specified percentages of excess cash flow, as defined in the Credit Agreement.
Optional Prepayment:

•	Revolving Credit Facility, Term Loan A & Term Loan B: The Company may voluntarily prepay the Revolving Credit Facility, Term Loan A and Term Loan B at any time without premium or penalty.
Security.
The Senior Credit Facilities are guaranteed by the guarantors named in the Credit Agreement (including entities of Lionsgate that are not part of the Company) and are secured by a security interest in substantially all of the assets of Lionsgate and the Guarantors (as defined in the Credit Agreement), subject to certain exceptions.
Covenants.
The Senior Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Revolving Credit Facility and the Term Loan A and are tested quarterly. As of December 31, 2023, Lionsgate was in compliance with all applicable covenants.

Change in Control.
The Company may also be subject to an event of default upon a change in control (as defined in the Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of existing Lionsgate common stock.
Lionsgate Senior Notes:
As discussed in Note 1, the Senior Notes of Lionsgate are not reflected in the Studio Business condensed combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. The outstanding principal balance of the Senior Notes was $715.0 million and $800.0 million at December 31, 2023 and March 31, 2023, respectively, with a maturity date of April 15, 2029. The Studio Business guarantee would be applicable if an event of default were to occur by Lionsgate. As of December 31, 2023, Lionsgate was in compliance with all applicable covenants with respect to the Senior Notes and no events of default had occurred.
Debt Transactions:
Term Loan A Prepayment.
In April 2022, the Company voluntarily prepaid the entire outstanding principal amount of the Term Loan A due March 22, 2023 of $193.6 million, together with accrued and unpaid interest.
Loss on Extinguishment of Debt:
During the nine months ended December 31, 2022, the Company recorded a loss on extinguishment of debt related to the transaction described above of $1.3 million. The Company did not incur a loss on extinguishment of debt during the nine months ended December 31, 2023.

7. Debt
Total debt of the Company, excluding film related and other obligations, was as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$—	$—
Term Loan A	428.2	638.5
Term Loan B	831.7	844.2

Total corporate debt	1,259.9	1,482.7
Unamortized debt issuance costs	(16.3)	(23.6)

Total debt, net	1,243.6	1,459.1
Less current portion	(41.4)	(222.8)

Non-current portion of debt	$1,202.2	$1,236.3

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2023:

	Maturity Date	Year Ending March 31,
Debt Type		2024	2025	2026	2027	Thereafter	Total

		(Amounts in millions)
Revolving Credit Facility	April 2026	$—	$—	$—	$—	$—	$—
Term Loan A	April 2026	28.9	41.2	44.5	313.6	—	428.2
Term Loan B	March 2025	12.5	819.2	—	—	—	831.7

		$41.4	$860.4	$44.5	$313.6	$—	$1,259.9

Less aggregate unamortized debt issuance costs							(16.3)

							$1,243.6

Senior Credit Facilities (Revolving Credit Facility, Term Loan A and Term Loan B)
Revolving Credit Facility Availability of Funds
 & Commitment Fee.
The revolving credit facility provides for borrowings and letters of credit up to an aggregate of $1.25 billion, and at March 31, 2023 there was $1.25 billion available. There were no letters of credit outstanding at March 31, 2023. However, borrowing levels are subject to certain financial covenants as discussed below. The Company is required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the credit and guarantee agreement dated December 8, 2016, as amended (the “Credit Agreement”), on the total revolving credit facility of $1.25 billion less the amount drawn.
Maturity Date:

•	Revolving Credit Facility & Term Loan A: April 6, 2026.

•	Term Loan B: March 24, 2025.
Interest:

•
Revolving Credit Facility
 & Term Loan A:
The Revolving Credit Facility and Term Loan A bear interest at a rate per annum equal to LIBOR plus 1.75% (or an alternative base rate plus 0.75%) margin, with a LIBOR floor of zero (as amended on June 14, 2023 to SOFR plus 0.10% plus 1.75% margin, with a SOFR floor of zero
). The margin is subject to potential increases of up to 50 basis points (two (2) increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Credit Agreement (effective interest rate of 6.61% as of March 31, 2023, before the impact of interest rate swaps).

•
Term Loan B:
The term loan B facility due March 2025 (the “Term Loan B”) bears interest at a rate per annum equal to LIBOR plus 2.25% margin, with a LIBOR floor of zero (or an alternative base rate plus 1.25% margin) (as amended on June 14, 2023 to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero) (effective interest rate of 7.11% as of March 31, 2023, before the impact of interest rate swaps).

Required Principal Payments:

•
Term Loan A:
Quarterly principal payments, at quarterly rates of 1.25% beginning September 30, 2022, 1.75% beginning September 30, 2023, and 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.

•	Term Loan B: Quarterly principal payments, at a quarterly rate of 0.25%, with the balance payable at maturity.
The Term Loan A and Term Loan B also require mandatory prepayments in connection with certain asset sales, subject to certain significant exceptions, and the Term Loan B is subject to additional mandatory repayment from specified percentages of excess cash flow, as defined in the Credit Agreement.
Optional Prepayment:

•	Revolving Credit Facility, Term Loan A & Term Loan B: The Company may voluntarily prepay the Revolving Credit Facility, Term Loan A and Term Loan B at any time without premium or penalty.
Security.
The Senior Credit Facilities are guaranteed by the guarantors named in the Credit Agreement (including entities of Lionsgate that are not part of the Company) and are secured by a security interest in substantially all of the assets of Lionsgate and the Guarantors (as defined in the Credit Agreement), subject to certain exceptions.

Covenants.
The Senior Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Revolving Credit Facility and the Term Loan A and are tested quarterly. These covenants and ratios are applicable to and computed for the applicable entities pursuant to the agreement which includes Lionsgate subsidiaries which are not part of the Company. As of March 31, 2023, Lionsgate was in compliance with all applicable covenants.
Change of Control.
The Company may also be subject to an event of default upon a change of control (as defined in the Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of existing Lionsgate common stock.
Potential Impact of LIBOR Transition.
The Chief Executive of the U.K. Financial Conduct Authority (the “FCA”), which regulates the LIBOR has announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after the end of 2021. For U.S dollar LIBOR, publication of the one-week
and
two-month
LIBOR settings ceased on December 31, 2021, and publication of the overnight and
12-month
LIBOR settings will cease after June 30, 2023. Immediately after June 30, 2023, the one-month,
three-month and
six-month
U.S. dollar LIBOR settings will no longer be representative.
In July 2021, the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions and other market participants, recommended replacing U.S. dollar LIBOR with the Secured Overnight Financing Rate (“SOFR”), a new index based on transactions in the market for short-term treasury securities. The publication of SOFR began in April 2018, and, therefore, it has a very limited history and the effects of the phase out of LIBOR and the adoption of SOFR have not been fully determined.
Under the terms of the Company’s Credit Agreement, in the event of the discontinuance of LIBOR, a mutually agreed-upon alternate benchmark rate will be established to replace LIBOR. The Company and Lenders (as defined in the Credit Agreement) shall, in good faith, endeavor to establish an alternate benchmark rate that gives due consideration to prevailing market convention for determining a rate of interest for syndicated loans in the United States at such time, and which places the lenders under the Credit Agreement and the Company in the same economic position that existed immediately prior to the discontinuation of LIBOR. The Company does not anticipate that the discontinuance or modification of LIBOR will materially impact its liquidity or financial position.
As noted above, on June 14, 2023, the Company entered into an amendment that replaces LIBOR in the calculation of interest for its Revolving Credit Facility, Term Loan A and Term Loan B with SOFR plus 0.10%.
Lionsgate Senior Notes
As discussed in Note 1, the Senior Notes of Lionsgate are not reflected in the Studio Business combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. The outstanding principal balance of the Senior Notes was $800.0 million and $1.0 billion at March 31, 2023 and 2022, respectively, with a maturity date of April 15, 2029. The Studio Business guarantee would be applicable if an event of default were to occur by Lionsgate. As of March 31, 2023, Lionsgate was in compliance with all applicable covenants with respect to the Senior Notes and no events of default had occurred.
Debt Transactions
Term Loan A Prepayment
. In April 2022, the Company voluntarily prepaid the entire outstanding principal amount of the Term Loan A due March 22, 2023 of $193.6 million, together with accrued and unpaid interest.

Credit Agreement Amendment.
On April 6, 2021, the Company amended its Credit Agreement to, among other things, extend the maturity (the “Extension”) of a portion of its revolving credit commitments, amounting to $1.25 billion, and a portion of its outstanding term A loans, amounting to $444.9 million to April 6, 2026, and make certain other changes to the covenants and other provisions therein. After giving effect to the Extension, $250.0 million of the prior revolving credit commitments and $215.1 million of term A loans remained outstanding with a maturity of March 22, 2023. The revolving credit commitments due in March of 2023 were terminated in November 2021 and the term A loans due in March of 2023 were repaid in full in April 2022 (see Term Loan A Prepayment discussion above).
See the
Accounting for the Credit Agreement Amendment
section further below.
Term Loan B Repurchases.
During the year ended March 31, 2022, the Company completed a series of repurchases of the Term Loan B and, in aggregate, paid $95.3 million to repurchase $96.0 million principal amount of the Term Loan B.
Loss on Extinguishment of Debt
During the fiscal years ended March 31, 2023 and 2022, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below. There was no loss on extinguishment of debt in the year ended March 31, 2021.

	Year Ended March 31,
	2023	2022

	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A prepayment	$(1.3)	$—
Credit Agreement amendment (Revolving Credit Facility and Term Loan A) (1)	—	(1.7)
Termination of a portion of Revolving Credit Facility commitments	—	(1.1)
Term Loan B repurchases and other	—	(0.6)

	$(1.3)	$(3.4)

(1)	See Accounting for the Credit Agreement Amendment section below.
Accounting for the Credit Agreement Amendment in Fiscal 2022:
Revolving Credit Facility Credit Agreement Amendment on April 6, 2021.

•
Unamortized debt issuance costs:
Where the borrowing capacity (measured as the amount available under the revolving credit facility multiplied by the remaining term) was less than it was prior to the amendment measured on a creditor-by-creditor
basis, the unamortized debt issuance costs were written off as a loss on extinguishment of debt in proportion to the decrease in borrowing capacity.

•
Fees paid to creditors and third-party costs:
All fees paid to creditors or third parties (i.e., new debt issuance costs) are being amortized over the term of the Revolving Credit Facility due in 2026.

Term Loan A Credit Agreement Amendment on April
 6, 2021.
With respect to substantially all creditors participating in the Term Loan A, the amendment of the credit agreement was considered a modification of terms since the present value of the cash flows after the amendment differed by less than a 10% change from the present value of the cash flows on a creditor-by-creditor
basis prior to the amendment. Where the cash flows differed by more than 10% on a creditor by creditor basis, that portion was considered a debt extinguishment. For new participating creditors, their portion of the debt was treated as new issuances to new creditors. Accordingly, the associated costs were accounted for as follows:

•
Unamortized debt issuance costs, third-party costs and fees paid to creditors:
To the extent the refinancing was considered a modification of terms, the unamortized debt issuance costs and fees paid to creditors were recorded as a reduction of the applicable debt outstanding, and are being amortized over the applicable term of the debt and the third-party costs were expensed as a loss on extinguishment of debt. To the extent the refinancing was considered an extinguishment, the unamortized debt issuance costs and fees paid to creditors were expensed as a loss on extinguishment of debt, and the third-party costs were recorded as a reduction of the applicable debt outstanding and are being amortized over the applicable term of the debt. To the extent there was a reduction of the outstanding balance on a creditor-by-creditor
basis (i.e., a partial prepayment of debt), previously incurred unamortized debt issuance costs and fees were expensed as a loss on extinguishment of debt on the combined statement of operations.

For all of the above transactions, debt issuance costs recorded as a reduction of outstanding debt are amortized using the effective interest method.
The following table summarizes the accounting for the Credit Agreement Amendment on April 6, 2021, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total

	(Amounts in millions)
Credit Agreement amendment (Revolving Credit Facility and Term Loan A):
New debt issuance costs and call premiums	$0.6	$5.6	$6.2
Previously incurred debt issuance costs	1.1	18.4	19.5

	$1.7	$24.0	$25.7